Recurring Fair Value Measurements (Details) - Schedule of the changes in the fair value of the Level 3 assets and liabilities measured at fair value - USD ($)	3 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021
Schedule of the changes in the fair value of the Level 3 assets and liabilities measured at fair value [Abstract]
Fair value as of beginning balance	$ 5,278,500	$ 3,260,250	$ 2,742,750
Change in fair value	(569,250)	2,018,250	517,500
Fair value as of ending balance	$ 4,709,250	$ 5,278,500	$ 3,260,250